Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							Value of Initial Fixed $100
							Investment Based On:
					Average
	Summary		Summary		Summary	Average		Peer Group
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Total	Total	Net
Fiscal	Table Total	Actually Paid	Table Total	Actually Paid	Table Total for	Actually Paid to	Shareholder	Shareholder	Income	Revenue
Year	for PEO 1 (1)	to PEO 1 (2)	for PEO 2 (3)	to PEO2 (4)	non-PEO NEOs (5)	non-PEO NEOs (6)	return (7)	Return (8)	($M) (9)	($M) (10)
(a)	(b)	(c )	(d)	(e )	(f)	(g)	(h)	(i)	(j)	(k)
2022	—	—	$7,484,931	$7,436,630	$2,199,394	$2,145,925	$122	$120	$200	$1,845
2021	$1,165,045	$834,768	$6,506,021	$5,147,912	$1,663,213	$1,170,255	$128	$147	$135	$1,456
2020	$5,794,389	$8,170,019	$—	$—	$1,874,680	$2,138,605	$136	$119	$135	$1,416

*PEO 1Yuval Wasserman

*PEO 2Steve Kelley

(1) The dollar amounts reported in column (d) are the amounts of total compensation reported for Mr. Wasserman (our former President and Chief Executive Officer” for each corresponding year in the “Total” column of the “Summary Compensation” table in each applicable year.

(2) The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Wasserman, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Wasserman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Wasserman’s total compensation for each year to determine the compensation actually paid:

	Reported
	Summary
	Compensation	Reported Value of	Equity	Compensation
	Table Total for	Equity	Award	Actually Paid to
Year	PEO 1	Awards(a)	Adjustments(b)	PEO 1
2022	$—	$—	$—	$—
2021	$1,165,045	$—	$(330,277)	$834,768
2020	$5,794,389	$(2,931,784)	$5,307,414	$8,170,019

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the “Summary Compensation” table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year over
				Year	Fair Value
				Change	at the End
				in Fair	of the
		Year over	Fair Value	Value of	Prior Year
		Year	as of	Equity	of Equity
		Change in	Vesting	Awards	Awards
		Fair Value	Date of	Granted	that
		of	Equity	in Prior	Failed to
	Year	Outstanding	Awards	Years	Meet
	End Fair	and	Granted	that	Vesting
	Value of	Unvested	and	Vested	Conditions	Total Equity
	Equity	Equity	Vested in	in the	in the	Award
Year	Awards	Awards	the Year	Year	Year	Adjustments
2022	$—	$—	$—	$—	$—	$—
2021	$—	$—	$(1,321,430)	$991,152	$—	$(330,277)
2020	$4,768,451	$714,499	$—	$104,030	$(279,566)	$5,307,414

(3) The dollar amounts reported in column (d) are the amounts of total compensation reported for Mr. Kelley (our President and Chief Executive Officer) for each corresponding year in the “Total” column of the “Summary Compensation” table in each applicable year.

(4) The dollar amounts reported in column (e) represent the amount of “compensation actually paid” to Mr. Kelley, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Kelley during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Kelley’s total compensation for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

	Reported
	Summary
	Compensation	Reported Value of	Equity	Compensation
	Table Total for	Equity	Award	Actually Paid to
Year	PEO 2	Awards	Adjustments(a)	PEO 2
2022	$7,484,931	$(4,967,133)	$4,918,832	$7,436,630
2021	$6,506,021	$(5,147,213)	$3,789,104	$5,147,912
2020	$—	$—	$—	$—

(a)	The amounts deducted or added in calculating the total equity award adjustments are as follows:

Year over
Year
Change
in Fair
		Year over	Value of
		Year	Equity
		Change in	Awards
		Fair Value	Granted
		of	in Prior
	Year	Outstanding	Years
	End Fair	and	that
	Value of	Unvested	Vested	Total Equity
	Equity	Equity	in the	Award
Year	Awards	Awards	Year	Adjustments
2022	$5,466,348	$(504,439)	$(43,077)	$4,918,832
2021	$3,789,104	$—	$—	$3,789,104
2020	$—	$—	$—	$—

(5) The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Messrs. Wasserman and Kelley) in the “Total” column of the “Summary Compensation” table in each applicable year. The names of each of the NEOs (excluding Messrs. Wasserman and Kelley) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Paul Oldham, Eduardo Bernal Acebedo, Elizabeth Vonne, and John Donaghey; (ii) for 2021, Paul Oldham, Eduardo Bernal Acebedo, Thomas McGimpsey, and Dana Huth; and (iii) for 2020, Paul Oldham, Neil Brinker, Thomas McGimpsey, and Dana Huth.

(6) The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Messrs. Wasserman and Kelley), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Messrs. Wasserman and Kelley) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Messrs. Wasserman and Kelley) for each year to determine the compensation actually paid, using the same methodology described above in footnote 3:

	Average
	Reported
	Summary	Average Reported		Average
	Compensation	Value of	Average Equity	Compensation
	Table Total for	Equity	Award	Actually Paid to
Year	Non-PEO NEOs	Awards	Adjustments(a)	Non-PEO NEOs
2022	$2,199,394	$(1,257,632)	$1,204,163	$2,145,925
2021	$1,663,213	$(982,940)	$489,982	$1,170,255
2020	$1,874,680	$(528,129)	$792,055	$2,138,605

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year over
			Year	Average Fair
			Average	Value at the
		Year over	Change in	End of the
		Year Average	Fair Value	Prior Year of
		Change in	of Equity	Equity
	Average	Fair Value of	Awards	Awards that
	Year End	Outstanding	Granted in	Failed to
	Fair Value of	and Unvested	Prior Years	Meet Vesting	Total Average
	Equity	Equity	that Vested	Conditions in	Equity Award
Year	Awards	Awards	in the Year	the Year	Adjustments
2022	$1,221,994	$17,989	$69,105	$(104,925)	$1,204,163
2021	$599,143	$(169,933)	$164,554	$(103,782)	$489,982
2020	$858,985	$99,369	$(11,326)	$(154,973)	$792,055

(7) Cumulative TSR is calculated by dividing the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(8) Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Dow Jones US Electrical Computer & Equipment.

(9) The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(10) The dollar amounts reported represent the amount of revenue reflected in the Company’s audited financial statements for the applicable year. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]

(5) The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Messrs. Wasserman and Kelley) in the “Total” column of the “Summary Compensation” table in each applicable year. The names of each of the NEOs (excluding Messrs. Wasserman and Kelley) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Paul Oldham, Eduardo Bernal Acebedo, Elizabeth Vonne, and John Donaghey; (ii) for 2021, Paul Oldham, Eduardo Bernal Acebedo, Thomas McGimpsey, and Dana Huth; and (iii) for 2020, Paul Oldham, Neil Brinker, Thomas McGimpsey, and Dana Huth.

Peer Group Issuers, Footnote [Text Block]

(8) Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Dow Jones US Electrical Computer & Equipment.

Adjustment To PEO Compensation, Footnote [Text Block]

							Value of Initial Fixed $100
							Investment Based On:
					Average
	Summary		Summary		Summary	Average		Peer Group
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Total	Total	Net
Fiscal	Table Total	Actually Paid	Table Total	Actually Paid	Table Total for	Actually Paid to	Shareholder	Shareholder	Income	Revenue
Year	for PEO 1 (1)	to PEO 1 (2)	for PEO 2 (3)	to PEO2 (4)	non-PEO NEOs (5)	non-PEO NEOs (6)	return (7)	Return (8)	($M) (9)	($M) (10)
(a)	(b)	(c )	(d)	(e )	(f)	(g)	(h)	(i)	(j)	(k)
2022	—	—	$7,484,931	$7,436,630	$2,199,394	$2,145,925	$122	$120	$200	$1,845
2021	$1,165,045	$834,768	$6,506,021	$5,147,912	$1,663,213	$1,170,255	$128	$147	$135	$1,456
2020	$5,794,389	$8,170,019	$—	$—	$1,874,680	$2,138,605	$136	$119	$135	$1,416

*PEO 1Yuval Wasserman

*PEO 2Steve Kelley

(1) The dollar amounts reported in column (d) are the amounts of total compensation reported for Mr. Wasserman (our former President and Chief Executive Officer” for each corresponding year in the “Total” column of the “Summary Compensation” table in each applicable year.

(2) The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Wasserman, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Wasserman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Wasserman’s total compensation for each year to determine the compensation actually paid:

	Reported
	Summary
	Compensation	Reported Value of	Equity	Compensation
	Table Total for	Equity	Award	Actually Paid to
Year	PEO 1	Awards(a)	Adjustments(b)	PEO 1
2022	$—	$—	$—	$—
2021	$1,165,045	$—	$(330,277)	$834,768
2020	$5,794,389	$(2,931,784)	$5,307,414	$8,170,019

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the “Summary Compensation” table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year over
				Year	Fair Value
				Change	at the End
				in Fair	of the
		Year over	Fair Value	Value of	Prior Year
		Year	as of	Equity	of Equity
		Change in	Vesting	Awards	Awards
		Fair Value	Date of	Granted	that
		of	Equity	in Prior	Failed to
	Year	Outstanding	Awards	Years	Meet
	End Fair	and	Granted	that	Vesting
	Value of	Unvested	and	Vested	Conditions	Total Equity
	Equity	Equity	Vested in	in the	in the	Award
Year	Awards	Awards	the Year	Year	Year	Adjustments
2022	$—	$—	$—	$—	$—	$—
2021	$—	$—	$(1,321,430)	$991,152	$—	$(330,277)
2020	$4,768,451	$714,499	$—	$104,030	$(279,566)	$5,307,414

(3) The dollar amounts reported in column (d) are the amounts of total compensation reported for Mr. Kelley (our President and Chief Executive Officer) for each corresponding year in the “Total” column of the “Summary Compensation” table in each applicable year.

(4) The dollar amounts reported in column (e) represent the amount of “compensation actually paid” to Mr. Kelley, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Kelley during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Kelley’s total compensation for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

	Reported
	Summary
	Compensation	Reported Value of	Equity	Compensation
	Table Total for	Equity	Award	Actually Paid to
Year	PEO 2	Awards	Adjustments(a)	PEO 2
2022	$7,484,931	$(4,967,133)	$4,918,832	$7,436,630
2021	$6,506,021	$(5,147,213)	$3,789,104	$5,147,912
2020	$—	$—	$—	$—

(a)	The amounts deducted or added in calculating the total equity award adjustments are as follows:

Year over
Year
Change
in Fair
		Year over	Value of
		Year	Equity
		Change in	Awards
		Fair Value	Granted
		of	in Prior
	Year	Outstanding	Years
	End Fair	and	that
	Value of	Unvested	Vested	Total Equity
	Equity	Equity	in the	Award
Year	Awards	Awards	Year	Adjustments
2022	$5,466,348	$(504,439)	$(43,077)	$4,918,832
2021	$3,789,104	$—	$—	$3,789,104
2020	$—	$—	$—	$—

Non-PEO NEO Average Total Compensation Amount	$ 2,199,394	$ 1,663,213	$ 1,874,680
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,145,925	1,170,255	2,138,605
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(6) The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Messrs. Wasserman and Kelley), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Messrs. Wasserman and Kelley) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Messrs. Wasserman and Kelley) for each year to determine the compensation actually paid, using the same methodology described above in footnote 3:

	Average
	Reported
	Summary	Average Reported		Average
	Compensation	Value of	Average Equity	Compensation
	Table Total for	Equity	Award	Actually Paid to
Year	Non-PEO NEOs	Awards	Adjustments(a)	Non-PEO NEOs
2022	$2,199,394	$(1,257,632)	$1,204,163	$2,145,925
2021	$1,663,213	$(982,940)	$489,982	$1,170,255
2020	$1,874,680	$(528,129)	$792,055	$2,138,605

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year over
			Year	Average Fair
			Average	Value at the
		Year over	Change in	End of the
		Year Average	Fair Value	Prior Year of
		Change in	of Equity	Equity
	Average	Fair Value of	Awards	Awards that
	Year End	Outstanding	Granted in	Failed to
	Fair Value of	and Unvested	Prior Years	Meet Vesting	Total Average
	Equity	Equity	that Vested	Conditions in	Equity Award
Year	Awards	Awards	in the Year	the Year	Adjustments
2022	$1,221,994	$17,989	$69,105	$(104,925)	$1,204,163
2021	$599,143	$(169,933)	$164,554	$(103,782)	$489,982
2020	$858,985	$99,369	$(11,326)	$(154,973)	$792,055

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative TSR

We believe the “Compensation Actually Paid” in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the “Compensation Actually Paid” fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our 2022 STI program and 2022 LTI Plans.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income

As demonstrated by the following table, the amount of compensation actually paid to Mr. Kelley and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Kelley) is generally aligned with the Company’s net income over the three years presented in the table. While the Company does not use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with the measure Non-GAAP Operating Income which the Company does use for setting goals in the Company’s short-term incentive compensation program. As described in more detail in the section “Compensation Discussion and Analysis,” the Company targets that approximately 19% of the value of total compensation awarded to the NEOs consists of amounts determined under the Company short-term incentive compensation program.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Revenue

As demonstrated by the following graph, the amount of compensation actually paid to Mr. Kelley and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Kelley) is generally aligned with the Company’s revenue performance over the years presented in the table. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.  As described in more detail in the section “Compensation Discussion and Analysis,” the Company targets that approximately 19% of the value of total compensation awarded to the NEOs consists of amounts determined under the Company short-term incentive compensation program and approximately 56% of the value of total compensation awarded to the NEOs is to be comprised of equity awards, including restricted stock and stock options.

Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail in “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

●	Revenue
●	Non-GAAP Operating Income
●	Adjusted Operating Cash Flow
●	Non-GAAP Gross Margin Percentage

Total Shareholder Return Amount	$ 122	128	136
Peer Group Total Shareholder Return Amount	120	147	119
Net Income (Loss)	$ 200,000,000	$ 135,000,000	$ 135,000,000
Company Selected Measure Amount	1,845,000,000	1,456,000,000	1,416,000,000
Additional 402(v) Disclosure [Text Block]

Analysis of the Information Presented in the Pay Versus Performance Table

As described in detail in the section “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Gross Margin Percentage
Yuval Wasserman
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 1,165,045	$ 5,794,389
PEO Actually Paid Compensation Amount		834,768	8,170,019
PEO Name	Yuval Wasserman
Steve Kelley
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 7,484,931	6,506,021
PEO Actually Paid Compensation Amount	$ 7,436,630	5,147,912
PEO Name	Steve Kelley
PEO [Member] | Yuval Wasserman | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,931,784)
PEO [Member] | Yuval Wasserman | Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(330,277)	5,307,414
PEO [Member] | Yuval Wasserman | Year End Fair Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,768,451
PEO [Member] | Yuval Wasserman | Year Change in Fair Value of Outstanding Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			714,499
PEO [Member] | Yuval Wasserman | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,321,430)
PEO [Member] | Yuval Wasserman | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		991,152	104,030
PEO [Member] | Yuval Wasserman | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(279,566)
PEO [Member] | Steve Kelley | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,967,133)	(5,147,213)
PEO [Member] | Steve Kelley | Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,918,832	3,789,104
PEO [Member] | Steve Kelley | Year End Fair Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,466,348	3,789,104
PEO [Member] | Steve Kelley | Year Change in Fair Value of Outstanding Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(504,439)
PEO [Member] | Steve Kelley | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(43,077)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,204,163	489,982	792,055
Non-PEO NEO [Member] | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,257,632)	(982,940)	(528,129)
Non-PEO NEO [Member] | Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,204,163	489,982	792,055
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,221,994	599,143	858,985
Non-PEO NEO [Member] | Year Change in Fair Value of Outstanding Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,989	(169,933)	99,369
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	69,105	164,554	(11,326)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (104,925)	$ (103,782)	$ (154,973)